GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL.
Schedule of changes in goodwill

Figures in million - SA rand	Notes	2018	2017	2016
Balance at beginning of the year		6,396.0	936.0	736.7
Impairment	8	(436.3)	(99.1)	(201.3)
Goodwill on acquisition of subsidiaries	13.1, 13.2	34.9	5,873.9	400.6
Foreign currency translation		895.0	(314.8)	-
Balance at end of the year		6,889.6	6,396.0	936.0

Schedule of estimates and assumptions used in calculation of impairment of goodwill
	Platinum				Gold
2017	2018				2018	2017
			Long-term gold price	R/kg	585,500	545,000
14,270	15,050	R/4Eoz	Long-term PGM (4E) basket price
1,015	1,010	US$/2Eoz	Long-term PGM (2E) basket price
14.5	14.3%		Nominal discount rate – South Africa[1]	%	12.6	12.1
	8.5%		Nominal discount rate – US
5.3	5.0%		Inflation rate – South Africa	%	5.0	5.3
	1.9%		Inflation rate – US
9 - 34	12 - 28	years	Life of mine	years	5 - 20	12 - 22

[1] Nominal discount rate for Burnstone of 17.4%.